Liquidity and Regulatory Considerations	12 Months Ended
Dec. 31, 2011
Liquidity and Regulatory Considerations [Abstract]
Liquidity and Regulatory Considerations
2.	Liquidity and Regulatory Considerations

BFC

Regulatory Considerations

As described above, as a result of its position as the controlling shareholder of BankAtlantic Bancorp, BFC is currently a “unitary savings and loan holding company” subject to examination and regulation by the Federal Reserve. Effective July 21, 2011, pursuant to the Dodd-Frank Act, the Federal Reserve succeeded to the supervisory authority previously held by the OTS.

BFC, on a parent company only basis, had previously committed that it would not, without the prior written non-objection of the OTS, (i) incur, issue, renew or roll over any current lines of credit, guarantee the debt of any other entity or otherwise incur any additional debt, except as contemplated by BFC’s business plan or, to the extent applicable to BFC, in connection with BankAtlantic’s compliance requirements under its Cease and Desist Order described below; (ii) declare or make any dividends or other capital distributions other than dividends payable on BFC’s currently outstanding preferred stock of approximately $187,500 a quarter or (iii) enter into any new agreements, contracts or arrangements or materially modify any existing agreements, contracts or arrangements with BankAtlantic not consistent with past practices. Additionally, on June 30, 2011, the OTS advised BFC that it was not permitted to (i) incur or issue any additional debt or debt securities, increase lines of credit or guarantee the debt of any other entity, or (ii) make dividend payments on its preferred stock, in each case without the prior written non-objection of the OTS. On July 21, 2011, BFC made a formal request to the Federal Reserve, which now has the supervisory authority previously held by the OTS, for a written non-objection to the payment of the dividend on BFC’s outstanding preferred stock for the quarter ended September 30, 2011. BFC subsequently received a written non-objection from the Federal Reserve with respect to such dividend payment. BFC’s Board of Directors declared the $187,500 dividend payable with respect to its outstanding preferred stock for the quarter ended December 31, 2011, subject to the written non-objection of the Federal Reserve. However, BFC subsequently determined not to seek the Federal Reserve’s written non-objection to the dividend payment and, therefore, has not yet made the dividend payment. Unpaid dividends on BFC’s outstanding preferred stock will cumulate, and it is anticipated that payment of unpaid cumulative dividends will be made following BFC’s deregistration as a unitary savings and loan holding company. Deregistration is expected to occur in connection with the consummation of BankAtlantic Bancorp’s currently proposed sale of BankAtlantic to BB&T. Upon deregistration, dividend payments by BFC, including with respect to its outstanding preferred stock, will no longer require the prior written non-objection of the Federal Reserve. The $187,500 amount related to the fourth quarter dividend payment is included in other liabilities in the accompanying consolidated statement of financial condition as of December 31, 2011.

As described below, BankAtlantic Bancorp and BankAtlantic each entered into Cease and Desist Orders with the OTS during February 2011. (See “BankAtlantic Bancorp and BankAtlantic – Regulatory Considerations” below for a discussion regarding the terms of the Cease and Desist Orders.) Based on its ownership interest in BankAtlantic Bancorp, BFC may in the future be required to enter into a Cease and Desist Order with the Federal Reserve addressing its ownership and oversight of those companies. BFC is also subject to the same regulatory restrictions as BankAtlantic Bancorp with respect to its current status as a “unitary savings and loan holding company”. See the “Regulation” portion of the “Business” section hereof for Information Regarding such Regulatory Requirements.

If BankAtlantic Bancorp completes the sale of BankAtlantic to BB&T, which sale is subject to regulatory approvals and other closing conditions, these regulatory requirements may no longer be applicable to BFC.

Liquidity Considerations

Except as otherwise noted, the debts and obligations of BankAtlantic Bancorp, Bluegreen and Woodbridge are not direct obligations of BFC and generally are non-recourse to BFC. Similarly, the assets of those entities are not available to BFC, absent a dividend or distribution from those entities. BFC’s principal sources of liquidity are its available cash and short-term investments. In addition, during the fourth quarter of 2011, we received a $7.4 million tax refund, net of amounts payable under the settlement agreement related to the bankruptcy filing of Levitt and Sons, LLC, a former wholly owned subsidiary of Woodbridge (“Levitt and Sons”), and substantially all of its subsidiaries. .

We expect to use our available funds to fund operations and meet our obligations. We may also use available funds to make additional investments in the companies within our consolidated group, invest in equity securities and other investments, or repurchase shares of our common stock pursuant to our share repurchase program. On September 21, 2009, our board of directors approved a share repurchase program which authorizes the repurchase of up to 20,000,000 shares of Class A Common Stock and Class B Common Stock at an aggregate cost of up to $10 million. The share repurchase program replaced our $10 million repurchase program that our board of directors approved in October 2006 which placed a limitation on the number of shares which could be repurchased under the program at 1,750,000 shares of Class A Common Stock. The current program, like the prior program, authorizes management, at its discretion, to repurchase shares from time to time subject to market conditions and other factors. No shares were repurchased during the years ended December 31, 2011 or 2010.

During June 2011, BFC purchased for $10.0 million approximately 2.7 million shares of BankAtlantic Bancorp’s Class A Common Stock in connection with the exercise of subscription rights granted to it in BankAtlantic Bancorp’s 2011 rights offering. The shares acquired in the 2011 rights offering increased BFC’s ownership interest in BankAtlantic Bancorp by approximately 8% to 53% and BFC’s voting interest in BankAtlantic Bancorp by approximately 5% to 75%. During 2010, BFC acquired an aggregate of 2.0 million shares of BankAtlantic Bancorp’s Class A Common Stock in connection with the exercise of subscription rights granted to it in BankAtlantic Bancorp’s 2010 rights offering. The aggregate purchase price for those shares was $15.0 million. The shares acquired in the 2010 rights offering increased BFC’s ownership interest in BankAtlantic Bancorp by approximately 8% to 45% and BFC’s voting interest in BankAtlantic Bancorp by approximately 5% to 71%.

Since March 2009, BFC has not received cash dividends from BankAtlantic Bancorp. BankAtlantic Bancorp is currently prohibited from paying dividends on its common stock without first receiving the written non-objection of the Federal Reserve. In addition, during February 2009, BankAtlantic Bancorp elected to exercise its right to defer payments of interest on its trust preferred junior subordinated debt. BankAtlantic Bancorp is permitted to defer quarterly interest payments for up to 20 consecutive quarters. During the deferral period, BankAtlantic Bancorp is prohibited from paying dividends to its shareholders, including BFC. BankAtlantic Bancorp can end the deferral period at any time. Under the terms of BankAtlantic Bancorp’s stock purchase agreement with BB&T, as amended on March 13, 2012, BB&T has agreed to assume the approximately $285 million in principal amount of Bank Atlantic Bancorp’s TruPs, while BankAtlantic Bancorp agreed to pay at the closing of the transaction all deferred interest on the TruPs through the closing and to pay or escrow certain legal fees and expenses with respect to the TruPs-related litigation. In addition to the above restrictions, BankAtlantic Bancorp may only pay dividends if and when declared by its board of directors, a majority of whom are independent directors under the listing standards of the NYSE.

BFC has not received cash dividends from Bluegreen. Certain of Bluegreen’s credit facilities contain terms which prohibit the payment of cash dividends, and Bluegreen may only pay dividends subject to such restrictions and declaration by its board of directors, a majority of whom are independent directors under the listing standards of the NYSE.

During March 2012, Benihana filed a registration statement on Form S-3 under which we may sell any and all of the 1,582,577 shares of Benihana’s Common Stock that we own. The proceeds we receive from any such sale of Benihana’s Common Stock will depend on the timing of the sale and the market price of Benihana’s Common Stock.

We believe that our current financial condition and credit relationships, together with anticipated cash flows from other sources of funds, including proceeds to be expected recovered from surety bond litigation and, to the extent determined to be advisable, proceeds from the disposition of properties or investments, will allow us to meet our anticipated near-term liquidity needs. With respect to long-term liquidity requirements, in addition to the foregoing, we may also, subject to the receipt of any regulatory approval or non-objection, seek to raise funds through the incurrence of long-term secured or unsecured indebtedness, or the issuance of equity and/or debt securities. However, these alternatives may not be available to us on attractive terms, or at all. The inability to raise funds through the sources discussed above would have a material adverse effect on the Company’s business, results of operations and financial condition.

Woodbridge

As previously disclosed, under Florida law, holders of Woodbridge’s Class A Common Stock who did not vote to approve the merger between Woodbridge and BFC and properly asserted and exercised their appraisal rights with respect to their shares (“Dissenting Holders”) are entitled to receive a cash payment in an amount equal to the fair value of their shares as determined in accordance with the provisions of Florida law in lieu of the shares of BFC’s Class A Common Stock that they would otherwise have been entitled to receive. Dissenting Holders, who collectively held approximately 4.2 million shares of Woodbridge’s Class A Common Stock, have rejected Woodbridge’s offer of $1.10 per share and requested payment for their shares based on their respective fair value estimates of Woodbridge’s Class A Common Stock. Woodbridge is currently a party to legal proceedings relating to the appraisal process. In December 2009, a $4.6 million liability was recorded with a corresponding reduction to additional paid-in capital, which is reflected in the Company’s consolidated statements of financial condition representing in the aggregate Woodbridge’s offer to the Dissenting Holders. However, the appraisal rights litigation is currently ongoing and its outcome is uncertain. As a result, there is no assurance as to the amount of the payment that will ultimately be required to be made to the Dissenting Holders, which amount may be greater than the $4.6 million that we have accrued.

Core Communities

In early 2010, Woodbridge made the decision to pursue an orderly liquidation of Core and worked cooperatively with the various lenders to achieve that objective. During November 2010, Core entered into a settlement agreement with one of its lenders, which had previously commenced actions seeking foreclosure of properties in Florida and South Carolina which served as collateral under mortgage loans totaling approximately $113.9 million. Under the terms of the agreement, Core pledged additional collateral to the lender consisting of membership interests in five of Core’s subsidiaries and granted security interests in the real property owned by such subsidiaries in Port St. Lucie, Florida, substantially all of which was undeveloped raw land. Core also agreed to an amendment of the complaint related to the Florida foreclosure action to include this additional collateral and an entry into consensual judgments of foreclosure in both the Florida and South Carolina foreclosure actions. In turn, the lender agreed not to enforce a deficiency judgment against Core and, in February 2011, released Core from any other claims arising from or relating to the loans. As of November 30, 2010, Core deconsolidated the five subsidiaries, the membership interests in which were transferred to the lender upon entry into the consensual judgments of foreclosure. In accordance with the accounting guidance for consolidation, Woodbridge recorded a guarantee obligation “deferred gain on settlement of investment in subsidiary” of $11.3 million in the Company’s consolidated statement of financial condition as of December 31, 2010, and the deferred gain on settlement of investment in subsidiary was recognized into income during the first quarter of 2011.

Approximately $27.2 million of the $113.9 million of mortgage loans described above was collateralized by property in South Carolina which had an estimated carrying value of approximately $19.4 million at December 31, 2010 and was subject to separate foreclosure proceedings. The foreclosure proceedings related to this property were completed on November 3, 2011 and, in accordance with the applicable accounting guidance, the Company recorded an $11.6 million gain on extinguishment of debt during the fourth quarter of 2011. In December 2010, Core and one of its subsidiaries entered into agreements, including, without limitation, a Deed in Lieu of Foreclosure Agreement, with one of their lenders which resolved the foreclosure proceedings commenced by the lender related to property at Tradition Hilton Head which served as collateral for a $25 million loan. Pursuant to the agreements, Core’s subsidiary transferred to the lender all of its right, title and interest in and to the property which served as collateral for the loan as well as certain additional real and personal property. In consideration therefor, the lender released Core and its subsidiary from any claims arising from or relating to the loan. In accordance with applicable accounting guidance, this transaction was accounted for as a troubled debt restructuring and a $13.0 million gain on debt extinguishment was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2010.

On June 10, 2010, Core sold its two commercial leasing projects (sometimes hereinafter referred to as the “Projects”) to Inland Real Estate Acquisition, Inc. (“Inland”) for approximately $75.4 million. As a result of the sale, Core realized a gain on sale of discontinued operations of approximately $2.6 million in the second quarter of 2010. The sale resulted in net cash proceeds to Core of approximately $1.5 million. See Note 5 for further information regarding the Projects.

Carolina Oak

In 2007, Woodbridge acquired from Levitt and Sons all of the outstanding membership interests in Carolina Oak, a South Carolina limited liability company (formerly known as Levitt and Sons of Jasper County, LLC). As a result of the significant challenges faced during 2009, Woodbridge made the decision to cease all activities at Carolina Oak. In the fourth quarter of 2009, the inventory of real estate at Carolina Oak was reviewed for impairment and a $16.7 million impairment charge was recorded to adjust the carrying amount of Carolina Oak’s inventory to its fair value of $10.8 million.

Woodbridge was the obligor under a $37.2 million loan collateralized by the Carolina Oak property. During 2009, the lender declared the loan to be in default and filed an action for foreclosure. On April 26, 2011, a settlement agreement was entered into to resolve the disputes and ligation relating to the loan. Under the terms of the settlement agreement, (i) Woodbridge paid $2.5 million to the note holder, (ii) Carolina Oak conveyed to the note holder the real property securing the loan and (iii) the note holder agreed not to pursue certain remedies, including a deficiency judgment, and after the expiration of an agreed-upon time period, to fully release Woodbridge and Carolina Oak, in each case subject to certain conditions. In accordance with applicable accounting guidance, the Company recorded a deferred gain on debt settlement of $29.9 million in its consolidated statement of financial condition as of December 31, 2011. The deferred gain will be recognized into income at the earlier of the conclusion of a foreclosure proceeding or April 25, 2012.

Cypress Creek Holdings

Cypress Creek Holdings owned an 80,000 square foot office building in Fort Lauderdale, Florida. As of December 31, 2011, the building, which had an estimated carrying value of approximately $6.4 million, served as collateral for an approximately $11.2 million mortgage loan. For the year ended December 31, 2010 and 2009, BFC recognized impairment charges related to the office building of $3.9 million and $4.3 million, respectively.

The building was previously 50% occupied by an unaffiliated third party pursuant to a lease which expired in March 2010. The tenant opted not to renew the lease and vacated the space as of March 31, 2010. After efforts to lease the space proved unsuccessful, the lender with respect to the office building agreed to permit Cypress Creek Holdings to pursue a short sale of the building and in December 2011, Cypress Creek Holdings signed a letter of intent for the sale of the building and as a result, Cypress Creek Holdings results of operations are reported as a discontinued operation in the Company’s consolidated financial statements and its assets are classified as assets held for sale. During January 2012, the building was sold for approximately $10.8 million. At closing the Company paid $668,000. The proceeds of the sale were paid to the lender in full satisfaction of the loan. Upon closing of the sale, the Company will recognize a gain of approximately $4.6 million during the first quarter of 2012.

BankAtlantic Bancorp and BankAtlantic

Regulatory Considerations

On February 23, 2011, BankAtlantic Bancorp Parent Company and BankAtlantic each entered into a Stipulation and Consent to Issuance of Order to Cease and Desist with the Office of Thrift Supervision (“OTS”), BankAtlantic Bancorp Parent Company’s and BankAtlantic’s primary regulator on that date. BankAtlantic Bancorp Parent Company and BankAtlantic were historically regulated and subject to regular examination by the Office of Thrift Supervision (“OTS”). Since July 21, 2011, the regulatory oversight of BankAtlantic Bancorp Parent Company is under the Federal Reserve Bank (“FRB”) and the regulatory oversight of BankAtlantic is under the Office of the Comptroller of the Currency (“OCC”) as a result of the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”). The Order to Cease and Desist to which BankAtlantic Bancorp Parent Company is subject is referred to as the “Company Order,” the Order to Cease and Desist to which BankAtlantic is subject is referred to as the “Bank Order” and the Company Order and Bank Order are referred to collectively as the “Orders.” The OTS issued the Orders due to BankAtlantic Bancorp’s losses over the prior three years, high levels of classified assets and inadequate levels of capital based on BankAtlantic’s risk profile as determined by the OTS following its examination. BankAtlantic Bancorp Parent Company submitted written plans to the OTS that address, among other things, BankAtlantic’s capital and set forth BankAtlantic Bancorp Parent Company‘s business plan. In addition, under the terms of the Company Order, BankAtlantic Bancorp Parent Company is prohibited from taking certain actions without receiving the prior written non-objection of the FRB, including, without limitation, declaring or paying any dividends or other capital distributions and incurring certain indebtedness. BankAtlantic Bancorp Parent Company is also required to ensure BankAtlantic’s compliance with the terms of the Bank Order as well as all applicable laws, rules, regulations and agency guidance.

Pursuant to the terms of the Bank Order, BankAtlantic is required to maintain a tier 1 (core) capital ratio equal to or greater than 8% and a total risk-based capital ratio equal to or greater than 14%. At December 31, 2011, BankAtlantic had a tier 1 (core) capital ratio of 8.22% and a total risk-based capital ratio of 15.15%. Under the terms of the Bank Order, BankAtlantic has revised certain of its plans, programs and policies and submitted to the OCC certain written plans, including a capital plan, a business plan and a plan to reduce BankAtlantic’s delinquent loans and non-performing assets. If BankAtlantic fails to comply with the capital plan and/or fails to maintain the increased capital ratio requirements, or upon any written request from the OCC, BankAtlantic is required to submit a contingency plan, which must detail actions which BankAtlantic would, in its case, take to either merge with or be acquired by another banking institution. BankAtlantic will not be required to implement such contingency plan until such time as it receives written notification from the OCC to do so. In addition, the Bank Order requires BankAtlantic to limit its asset growth and restricts BankAtlantic from originating or purchasing new commercial real estate loans or entering into certain material agreements, in each case without receiving the prior written non-objection of the OCC. Separately, the OTS confirmed that it has no objection to BankAtlantic originating loans to facilitate the sale of certain assets or the renewal, extension or modification of existing commercial real estate loans, subject in each case to compliance with applicable regulations and bank policies. The Bank Order prohibits the payment of dividends and other distributions without the prior written non-objection of the OCC. The Orders also include certain restrictions on compensation paid to directors and named executive officers of BankAtlantic Bancorp Parent Company and BankAtlantic, and restrictions on agreements with affiliates.

In response to the higher capital requirements of the Bank Order, in the event the BB&T transaction is not consummated, BankAtlantic Bancorp Parent Company and BankAtlantic may seek to issue BankAtlantic Bancorp’s Class A Common Stock in public or private offerings, or adopt operating strategies to increase revenues and to reduce non-interest expenses, asset balances and non-performing loans. There can be no assurance that BankAtlantic Bancorp Parent Company or BankAtlantic will be able to execute these or other strategies in order to maintain BankAtlantic’s minimum regulatory capital levels.

Each Order became effective on February 23, 2011 and will remain in effect until terminated, modified or suspended by the OCC, as it relates to the Bank Order, or the FRB, as it relates to the Company Order. No fines or penalties were imposed in connection with either Order. If there is any material failure by BankAtlantic Bancorp Parent Company or BankAtlantic to comply with the terms of the Orders, or if unanticipated market factors emerge, and/or if BankAtlantic Bancorp is unable to successfully execute its plans, or comply with other regulatory requirements, then the regulators could take further action, which could include the imposition of fines and/or additional enforcement actions. Enforcement actions broadly available to regulators include the issuance of a capital directive, removal of officers and/or directors, institution of proceedings for receivership or conservatorship, and termination of deposit insurance. Any such action would have a material adverse effect on BankAtlantic Bancorp’s business, results of operations and financial position.

Liquidity Considerations

Both BankAtlantic Bancorp Parent Company and BankAtlantic actively manage liquidity and cash flow needs. BankAtlantic Bancorp Parent Company had cash of $2.5 million as of December 31, 2011. BankAtlantic Bancorp Parent Company does not have debt maturing until March 2032 and has the ability to defer interest payments on its junior subordinated debentures until December 2013; however, based on current interest rates, accrued and unpaid interest of approximately $74.4 million would be owed as of December 2013 if interest is deferred until that date. BankAtlantic Bancorp Parent Company’s operating expenses for the year ended December 31, 2011 were $5.5 million. BankAtlantic Bancorp Parent Company’s liquidity is dependent on the repayments of loans, sale of real estate, and obtaining funds from external sources. Based on the current and expected liquidity needs and sources, BankAtlantic Bancorp expects to be able to meet its obligations at least through December 31, 2012.

BankAtlantic’s liquidity is dependent, in part, on its ability to maintain or increase deposit levels and the availability of its lines of credit borrowings with the Federal Home Loan Bank (“FHLB”) as well as the Treasury and Federal Reserve lending programs. As of December 31, 2011, BankAtlantic had $770.2 million of cash and short-term investments and approximately $585 million of available unused borrowings, consisting of $545 million of unused FHLB line of credit capacity, $6 million of unpledged securities, and $34 million of available borrowing capacity at the Federal Reserve. BankAtlantic has $613 million of loans pledged against the FHLB unused borrowings and $37 million of securities available for sale pledged against unused Federal Reserve borrowings. However, such available borrowings are subject to regular reviews and may be terminated, suspended or reduced at any time at the discretion of the issuing institution or based on the availability of qualifying collateral. Additionally, interest rate changes, additional collateral requirements, disruptions in the capital markets, adverse litigation or regulatory actions, or deterioration in BankAtlantic’s financial condition may reduce the amounts it is able to borrow, make borrowings unavailable or make terms of the borrowings and deposits less favorable. As a result, BankAtlantic’s cost of funds could increase and the availability of funding sources could decrease.